Concentration and Risks (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer concentration risk | Customer A | Total revenue
Concentration and Risks
Concentration risk (as a percent)	18.00%	15.00%
Customer concentration risk | Customer A | Account receivables
Concentration and Risks
Concentration risk (as a percent)	91.00%	81.00%
Supplier concentration Risk | Supplier A | Total revenue
Concentration and Risks
Concentration risk (as a percent)	14.00%	13.00%	15.00%
Supplier concentration Risk | Supplier A | Accounts payable
Concentration and Risks
Concentration risk (as a percent)	17.00%	16.00%